Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2050 Fund

June 30, 2021

Z50-QTLY-0821
1.9884248.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,048	$20,183
Fidelity Series Commodity Strategy Fund (a)	925	5,151
Fidelity Series Large Cap Growth Index Fund (a)	728	12,804
Fidelity Series Large Cap Stock Fund (a)	716	14,174
Fidelity Series Large Cap Value Index Fund (a)	1,749	27,030
Fidelity Series Small Cap Opportunities Fund (a)	365	6,652
Fidelity Series Value Discovery Fund (a)	595	10,008
TOTAL DOMESTIC EQUITY FUNDS
(Cost $74,442)		96,002

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	345	4,840
Fidelity Series Emerging Markets Fund (a)	227	2,769
Fidelity Series Emerging Markets Opportunities Fund (a)	926	24,873
Fidelity Series International Growth Fund (a)	577	11,294
Fidelity Series International Index Fund (a)	384	4,727
Fidelity Series International Small Cap Fund (a)	178	3,958
Fidelity Series International Value Fund (a)	1,007	11,251
Fidelity Series Overseas Fund (a)	827	11,273
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $58,978)		74,985

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	2	19
Fidelity Series Emerging Markets Debt Fund (a)	109	1,015
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	32	333
Fidelity Series Floating Rate High Income Fund (a)	21	198
Fidelity Series Government Bond Index Fund (a)	2	23
Fidelity Series High Income Fund (a)	122	1,169
Fidelity Series Inflation-Protected Bond Index Fund (a)	337	3,703
Fidelity Series International Credit Fund (a)	6	56
Fidelity Series Investment Grade Bond Fund (a)	2	27
Fidelity Series Investment Grade Securitized Fund (a)	2	17
Fidelity Series Long-Term Treasury Bond Index Fund (a)	668	5,592
Fidelity Series Real Estate Income Fund (a)	60	701
TOTAL BOND FUNDS
(Cost $12,834)		12,853

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	269	269
Fidelity Series Short-Term Credit Fund (a)	17	172
Fidelity Series Treasury Bill Index Fund (a)	57	571
TOTAL SHORT-TERM FUNDS
(Cost $1,008)		1,012
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $147,262)		184,852
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$184,852

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,418	$2,254	$1,453	$--	$58	$1,906	$20,183
Fidelity Series Canada Fund	3,832	677	52	--	1	382	4,840
Fidelity Series Commodity Strategy Fund	4,391	461	303	--	14	588	5,151
Fidelity Series Corporate Bond Fund	16	2	--	--	--	1	19
Fidelity Series Emerging Markets Debt Fund	864	130	3	10	--	24	1,015
Fidelity Series Emerging Markets Debt Local Currency Fund	287	36	--	--	--	10	333
Fidelity Series Emerging Markets Fund	2,517	332	192	--	(2)	114	2,769
Fidelity Series Emerging Markets Opportunities Fund	22,651	2,743	1,614	--	(11)	1,104	24,873
Fidelity Series Floating Rate High Income Fund	168	29	--	2	--	1	198
Fidelity Series Government Bond Index Fund	20	3	--	--	--	--	23
Fidelity Series Government Money Market Fund 0.08%	411	37	179	--	--	--	269
Fidelity Series High Income Fund	1,000	146	1	13	--	24	1,169
Fidelity Series Inflation-Protected Bond Index Fund	3,159	475	4	--	--	73	3,703
Fidelity Series International Credit Fund	55	--	--	--	--	1	56
Fidelity Series International Growth Fund	9,425	1,435	430	--	29	835	11,294
Fidelity Series International Index Fund	3,935	667	81	--	1	205	4,727
Fidelity Series International Small Cap Fund	3,370	407	72	--	(1)	254	3,958
Fidelity Series International Value Fund	9,439	1,807	254	--	4	255	11,251
Fidelity Series Investment Grade Bond Fund	22	5	--	--	--	--	27
Fidelity Series Investment Grade Securitized Fund	15	2	--	--	--	--	17
Fidelity Series Large Cap Growth Index Fund	10,991	1,362	871	52	34	1,288	12,804
Fidelity Series Large Cap Stock Fund	12,017	1,478	208	--	1	886	14,174
Fidelity Series Large Cap Value Index Fund	22,954	3,004	117	--	--	1,189	27,030
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	1,054	88	29	(13)	310	5,592
Fidelity Series Overseas Fund	9,441	1,487	424	--	12	757	11,273
Fidelity Series Real Estate Income Fund	602	68	1	1	--	32	701
Fidelity Series Short-Term Credit Fund	202	27	57	1	1	(1)	172
Fidelity Series Small Cap Opportunities Fund	5,818	759	90	--	4	161	6,652
Fidelity Series Treasury Bill Index Fund	652	112	193	--	--	--	571
Fidelity Series Value Discovery Fund	8,481	1,216	164	--	--	475	10,008
Total	$158,482	$22,215	$6,851	$108	$132	$10,874	$184,852

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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